HELD FOR SALE	12 Months Ended
Dec. 31, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
HELD FOR SALE	HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2020 and 2019:

AS AT DEC. 31 (MILLIONS)	Real Estate	Renewable Power	Private Equity	2020 Total	2019 Total
Assets
Cash and cash equivalents	$1	$5	$—	$6	$58
Accounts receivable and other	62	1	4	67	174
Equity accounted investments	208	—	1,325	1,533	413
Investment properties	4,224	—	—	4,224	251
Property, plant and equipment	—	51	31	82	1,730
Other long-term assets	5	—	—	5	872
Deferred income tax assets	—	—	—	—	4
Assets classified as held for sale	$4,500	$57	$1,360	$5,917	$3,502
Liabilities
Accounts payable and other	$115	$3	$—	$118	$223
Non-recourse borrowings of managed entities	2,230	4	—	2,234	1,071
Deferred income tax liabilities	—	7	—	7	396
Liabilities associated with assets classified as held for sale	$2,345	$14	$—	$2,359	$1,690
As at December 31, 2020, assets held for sale within our Real Estate segment include an office asset in Australia, a multifamily asset in the U.S., two malls in the U.S., a mall in Brazil and four triple net lease assets in the U.S.
Assets held for sale within our Renewable Power segment include solar assets in Asia.
Within our Private Equity segment, assets held for sale relate to Norbord.
For the year ended December 31, 2020, we disposed of $6.7 billion and $2.6 billion of assets and liabilities held for sale, respectively. The majority of disposals relate to the sale of the Australian rail operation of Genesee & Wyoming, the pathology business at Healthscope, the Colombian regulated distribution business, and the wind portfolio in Ireland.